JPMorgan BetaBuilders Developed Asia ex-Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.7%
Australia — 57.8%
Afterpay Ltd.*	210,373	10,232,288
AGL Energy Ltd.	580,357	6,874,599
Alumina Ltd.	2,187,570	2,372,064
AMP Ltd.*	3,183,524	3,312,468
Ampol Ltd.	231,319	4,336,081
APA Group	1,092,992	8,562,156
Aristocrat Leisure Ltd.	591,527	11,090,841
ASX Ltd.	179,326	10,566,000
Aurizon Holdings Ltd.	1,775,451	5,661,823
AusNet Services	1,657,152	2,117,364
Australia & New Zealand Banking Group Ltd.	2,627,312	33,368,703
Bendigo & Adelaide Bank Ltd.	491,701	2,413,837
BHP Group Ltd.	2,728,919	71,849,309
BlueScope Steel Ltd.	465,615	3,723,703
Boral Ltd.	1,135,386	2,904,402
Brambles Ltd.	1,404,751	10,845,766
Challenger Ltd.	525,588	1,620,668
CIMIC Group Ltd.	88,663	1,364,120
Coca-Cola Amatil Ltd.	469,477	2,740,106
Cochlear Ltd.	60,854	8,304,366
Coles Group Ltd.	1,112,114	14,418,231
Commonwealth Bank of Australia	1,639,866	83,427,983
Computershare Ltd.	460,970	4,411,875
Crown Resorts Ltd.	326,196	2,085,450
CSL Ltd.	420,607	81,809,205
Dexus, REIT	1,010,845	6,136,211
Domino’s Pizza Enterprises Ltd.	58,318	3,079,398
Evolution Mining Ltd.	1,578,892	6,745,042
Fortescue Metals Group Ltd.	1,568,727	19,526,276
Goodman Group, REIT	1,507,457	18,328,567
GPT Group (The), REIT	1,804,468	4,993,410
Harvey Norman Holdings Ltd.	623,299	1,647,773
Iluka Resources Ltd.	391,641	2,541,297
Incitec Pivot Ltd.	1,772,535	2,323,419
Insurance Australia Group Ltd.	2,140,863	7,794,015
Lendlease Corp. Ltd.	613,000	4,979,753
Macquarie Group Ltd.	305,297	26,830,096
Magellan Financial Group Ltd.	136,770	5,942,012
Medibank Pvt Ltd.	2,551,188	5,094,966
Mirvac Group, REIT	3,644,243	5,423,024
National Australia Bank Ltd.	2,960,831	36,963,253
Newcrest Mining Ltd.	748,738	19,074,702
Orica Ltd.	375,768	4,654,628
Origin Energy Ltd.	1,631,497	6,246,802
Qantas Airways Ltd.	845,865	1,939,369
QBE Insurance Group Ltd.	1,361,025	9,531,907
Ramsay Health Care Ltd.	167,719	7,413,034
REA Group Ltd.	45,138	3,485,549
Reece Ltd.	227,400	1,612,264
Rio Tinto Ltd.	343,870	25,167,383
Santos Ltd.	1,640,212	6,126,700
Scentre Group, REIT	4,808,142	6,968,415
SEEK Ltd.	326,616	5,023,535
Seven Group Holdings Ltd.	122,594	1,483,410
Sonic Healthcare Ltd.	440,197	10,078,137
South32 Ltd.	4,489,370	6,591,478
Stockland, REIT	2,208,756	4,992,036
Suncorp Group Ltd.	1,168,085	7,134,449
Sydney Airport	1,025,769	3,841,851
Tabcorp Holdings Ltd.	1,882,654	4,760,897
Telstra Corp. Ltd.	3,856,089	9,233,487
TPG Telecom Ltd.*	344,476	1,978,731
Transurban Group	2,533,681	25,061,926
Treasury Wine Estates Ltd.	667,721	5,126,587
Vicinity Centres, REIT	3,608,622	3,333,538
Washington H Soul Pattinson & Co. Ltd.(a)	108,685	1,516,216
Wesfarmers Ltd.	1,050,345	34,921,626
Westpac Banking Corp.	3,345,702	40,177,785
WiseTech Global Ltd.	136,226	2,002,736
Woodside Petroleum Ltd.	884,085	12,577,117
Woolworths Group Ltd.	1,170,063	32,392,076
Worley Ltd.	298,868	1,734,214

		854,944,505

Cambodia — 0.2%
NagaCorp Ltd.	2,428,000	2,595,345

China — 1.4%
ESR Cayman Ltd.*(b)	1,123,400	2,770,327
Evergrande Health Industry Group Ltd.*(a)	1,975,000	9,128,294
Wilmar International Ltd.	2,813,700	9,510,892

		21,409,513

Hong Kong — 23.9%
AIA Group Ltd.	11,200,600	100,995,177
ASM Pacific Technology Ltd.	254,100	2,868,094
Bank of East Asia Ltd. (The)	1,455,800	3,315,576
Cathay Pacific Airways Ltd.(a)	915,000	617,807
Chow Tai Fook Jewellery Group Ltd.	1,021,000	1,100,416
CK Asset Holdings Ltd.	2,365,500	13,134,844
CK Infrastructure Holdings Ltd.	684,500	3,569,390
CLP Holdings Ltd.	1,614,500	15,266,223
Dairy Farm International Holdings Ltd.	214,000	919,481
Guoco Group Ltd.	73,000	994,394
Hang Lung Group Ltd.	784,000	1,897,281
Hang Lung Properties Ltd.	1,741,000	4,271,301
Hang Seng Bank Ltd.	673,500	10,597,218
Henderson Land Development Co. Ltd.	1,531,700	5,732,440
HK Electric Investments & HK Electric Investments Ltd.(b)	2,126,500	2,200,699
HKT Trust & HKT Ltd.	3,359,000	4,949,449
Hong Kong & China Gas Co. Ltd.	9,537,180	13,665,168
Hong Kong Exchanges & Clearing Ltd.	1,103,800	52,555,402
Hysan Development Co. Ltd.	575,000	1,588,534
Jardine Matheson Holdings Ltd.	287,100	11,741,613
Jardine Strategic Holdings Ltd.	164,100	3,305,824
Kerry Properties Ltd.	548,500	1,305,213
Link, REIT	1,906,700	14,794,230
MTR Corp. Ltd.	1,428,500	7,099,137

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
New World Development Co. Ltd.	1,320,250	6,446,480
NWS Holdings Ltd.	1,337,000	1,036,365
PCCW Ltd.	4,091,000	2,306,315
Power Assets Holdings Ltd.	1,267,500	7,058,788
Sino Land Co. Ltd.	2,852,000	3,455,730
Sun Hung Kai Properties Ltd.	1,364,000	16,588,698
Swire Pacific Ltd., Class A	455,500	2,242,955
Swire Pacific Ltd., Class B	827,500	732,906
Swire Properties Ltd.(a)	975,200	2,253,680
Techtronic Industries Co. Ltd.	1,597,000	16,703,084
WH Group Ltd.(b)	8,733,000	7,773,749
Wharf Holdings Ltd. (The)	1,408,000	2,392,083
Wharf Real Estate Investment Co. Ltd.	1,596,000	5,644,823

		353,120,567

Macau — 2.0%
Galaxy Entertainment Group Ltd.	2,400,000	16,367,376
MGM China Holdings Ltd.	774,628	965,325
Sands China Ltd.	2,244,579	8,558,167
SJM Holdings Ltd.	1,991,000	2,246,568
Wynn Macau Ltd.	1,344,316	2,357,686

		30,495,122

New Zealand — 3.1%
a2 Milk Co. Ltd.*	685,340	9,550,093
Auckland International Airport Ltd.	1,104,921	4,710,101
Contact Energy Ltd.	665,195	2,587,696
Fisher & Paykel Healthcare Corp. Ltd.	532,315	12,751,296
Fletcher Building Ltd.	764,413	1,718,293
Mercury NZ Ltd.	580,516	1,804,790
Meridian Energy Ltd.	1,163,260	3,776,848
Ryman Healthcare Ltd.	383,967	3,408,086
Spark New Zealand Ltd.	1,701,751	5,576,871

		45,884,074

Singapore — 9.6%
Ascendas, REIT	2,776,928	7,187,981
CapitaLand Commercial Trust, REIT	2,645,300	3,119,379
CapitaLand Ltd.	2,333,200	4,708,956
CapitaLand Mall Trust, REIT	2,630,700	3,635,951
City Developments Ltd.	572,100	3,426,091
ComfortDelGro Corp. Ltd.	2,006,200	1,996,007
DBS Group Holdings Ltd.	1,658,400	23,956,678
Frasers Property Ltd.	356,200	301,341
Genting Singapore Ltd.	5,249,500	2,816,120
Great Eastern Holdings Ltd.	53,500	753,629
Jardine Cycle & Carriage Ltd.	91,900	1,347,499
Keppel, REIT	1,782,800	1,434,754
Keppel Corp. Ltd.	1,342,200	5,285,449
Mapletree Commercial Trust, REIT	1,989,900	2,679,441
Mapletree North Asia Commercial Trust, REIT(b)	1,925,300	1,208,038
Olam International Ltd.	648,500	631,461
Oversea-Chinese Banking Corp. Ltd.	3,630,200	22,738,714
SATS Ltd.	619,100	1,240,940
Sembcorp Industries Ltd.	843,000	1,064,230
Singapore Airlines Ltd.	1,207,000	3,010,934
Singapore Exchange Ltd.	764,400	4,559,894
Singapore Press Holdings Ltd.	1,480,200	1,154,008
Singapore Technologies Engineering Ltd.	1,445,000	3,456,283
Singapore Telecommunications Ltd.	7,562,200	13,724,441
Suntec, REIT	2,152,600	2,112,182
United Overseas Bank Ltd.	1,296,100	18,248,454
UOL Group Ltd.	498,600	2,415,161
Venture Corp. Ltd.	248,300	3,242,656

		141,456,672
United Kingdom —1.1%
CK Hutchison Holdings Ltd.	2,495,500	16,295,118

United States — 0.6%
James Hardie Industries plc, CHDI	410,855	8,479,774

TOTAL COMMON STOCKS (Cost $1,553,488,438)		1,474,680,690

	No. of Rights
RIGHTS — 0.0%(c)
Hong Kong - 0.0%(c)
Cathay Pacific Airways Ltd., expiring 8/5/2020* (Cost $173,473)	574,636	33,365

	Shares
SHORT-TERM INVESTMENTS — 0.6%
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 0.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(d)(e)	5,986,604	5,988,400
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(d)(e)	2,253,937	2,253,937

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $8,242,636)		8,242,337

Total Investments — 100.3% (Cost $1,561,904,547)		1,482,956,392
Liabilities in Excess of Other Assets — (0.3)%		(4,078,625)

Net Assets — 100.0%		1,478,877,767

Percentages indicated are based on net assets.

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	18.6%
Metals & Mining	10.6
Insurance	8.9
Capital Markets	6.8
Equity Real Estate Investment Trusts (REITs)	5.8
Real Estate Management & Development	5.8
Biotechnology	5.5
Hotels, Restaurants & Leisure	3.8
Food & Staples Retailing	3.3
Industrial Conglomerates	2.7
Diversified Telecommunication Services	2.5
Multiline Retail	2.5
Transportation Infrastructure	2.3
Electric Utilities	2.3
Oil, Gas & Consumable Fuels	2.1
Health Care Providers & Services	2.0
Food Products	1.8
Gas Utilities	1.5
Health Care Equipment & Supplies	1.4
Machinery	1.1
Road & Rail	1.0
IT Services	1.0
Others (each less than 1.0%)	6.1
Short-Term Investments	0.6

Abbreviations

CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 is $7,766,360.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of July 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Hang Seng Index	7	08/2020	HKD	1,100,899	(28,204)
MSCI Singapore Index	14	08/2020	SGD	291,921	(10,722)
SPI 200 Index	21	09/2020	AUD	2,204,007	38,964

					38

Abbreviations

AUD	Australian Dollar
HKD	Hong Kong Dollar
MSCI	Morgan Stanley Capital International
SGD	Singapore Dollar
SPI	Australian Securities Exchange

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$1,978,731	$852,965,774	$—	$854,944,505
Cambodia	—	2,595,345	—	2,595,345
China	—	21,409,513	—	21,409,513
Hong Kong	—	353,120,567	—	353,120,567
Macau	—	30,495,122	—	30,495,122
New Zealand	—	45,884,074	—	45,884,074
Singapore	—	141,456,672	—	141,456,672
United Kingdom	—	16,295,118	—	16,295,118
United States	—	8,479,774	—	8,479,774

Total Common Stocks	1,978,731	1,472,701,959	—	1,474,680,690

Rights	33,365	—	—	33,365
Short-Term Investments
Investment of cash collateral from securities loaned	8,242,337	—	—	8,242,337

Total Investments in Securities	$10,254,433	$1,472,701,959	$—	$1,482,956,392

Appreciation in Other Financial Instruments
Futures Contracts	$38,964	$—	$—	$38,964

Depreciation in Other Financial Instruments
Futures Contracts	$(38,926)	$—	$—	$(38,926)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended July 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2020	Shares at July 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(a)(b)	$1,000,100	$51,000,000	$46,000,000	$(11,401)	$(299)	$5,988,400	5,986,604	$17,846	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(a)(b)	546,282	69,385,276	67,677,621	—	—	2,253,937	2,253,937	14,711	—

Total	$1,546,382	$120,385,276	$113,677,621	$(11,401)	$(299)	$8,242,337		$32,557	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2020.